Selected accounting policies	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Selected accounting policies	Selected accounting policies
Basis of preparation
These Condensed Consolidated Interim Financial Statements for Alcon Inc. ("the Company") and the subsidiaries it controls (collectively, "Alcon") have been prepared in accordance with International Accounting Standard 34, Interim Financial Reporting, as issued by the International Accounting Standards Board ("IASB") and with the accounting policies as described in Note 2 to the December 31, 2023 Consolidated Financial Statements in the Company’s 2023 Form 20-F ("Form 20-F").
These Condensed Consolidated Interim Financial Statements do not include all of the information required for a complete set of International Financial Reporting Standards ("IFRS") financial statements. The financial information consolidates the Company and the subsidiaries it controls, and includes selected notes to explain events and transactions that are significant to an understanding of the changes in Alcon's financial position and performance since the prior annual Consolidated Financial Statements. Therefore, the Condensed Consolidated Interim Financial Statements should be read in conjunction with the annual Consolidated Financial Statements for the year ended December 31, 2023, which have been prepared in accordance with IFRS as issued by the IASB ("IFRS Accounting Standards") and can be found in the Form 20-F.
The accompanying Condensed Consolidated Interim Financial Statements present our historical financial position, results of operations, comprehensive income and cash flows in accordance with IFRS Accounting Standards. Alcon's principal accounting policies are set out in Note 2 to the Consolidated Financial Statements in the Form 20-F.
Use of estimates and assumptions
The preparation of Condensed Consolidated Interim Financial Statements requires management to make certain estimates and assumptions, either at the balance sheet date or during the period, that affect the reported amounts of assets and liabilities as well as revenues and expenses. Because of the inherent uncertainties, actual outcomes and results may differ from management's assumptions and estimates.
Impairment of goodwill, Alcon brand name and definite lived intangible assets
As discussed in Note 2 to the Consolidated Financial Statements in the Form 20-F, Goodwill, the Alcon brand name and acquired in-process research & development ("IPR&D") projects are reviewed for impairment at least annually and these, as well as all other investments in intangible assets, are reviewed for impairment whenever events or changes in circumstance indicate that the asset's balance sheet or reportable segment carrying amount may not be recoverable. Goodwill and other intangible assets represent a significant amount of total assets on the Consolidated Balance Sheet. Impairment testing may lead to potentially significant impairment charges in the future, which could have a materially adverse impact on Alcon's results of operations and financial condition.
Impact of adopting Amendments to International Accounting Standards 1
Effective January 1, 2024, Alcon adopted Amendments to International Accounting Standards 1 ("IAS 1"), Presentation of Financial Statements, which clarified the criteria used in determining the classification on the balance sheet of a liability as non-current where an entity has the right to postpone settlement of the liability for at least twelve months after the reporting date. Upon adoption of the amendment, current financial debts of $82 million for which Alcon has a right to roll over for at least twelve months after the December 31, 2023 balance sheet date were retrospectively reclassified to non-current financial debts.
New standards, interpretations and amendments not yet adopted
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements, which will replace IAS 1, Presentation of Financial Statements and accompanies limited amendments to other standards which will be effective upon the adoption of the new standard. IFRS 18 will be retroactively effective for our annual reporting periods beginning on January 1, 2027, with early adoption permitted. The standard is expected to improve comparability and transparency of financial statements by requiring defined subtotals in the Consolidated Income Statement, requiring disclosure of management-defined performance measures and adding new principles for aggregation and disaggregation of information. Alcon is currently evaluating the impact of this standard on its Consolidated Financial Statements.
Other than previously described, as of June 30, 2024 there are no IFRS Accounting Standards, interpretations or amendments not yet effective that would be expected to have a material impact on Alcon upon adoption.